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                            PAINEWEBBER MUTUAL FUNDS

                              PROSPECTUS SUPPLEMENT


                                                                   July 12, 1999

Dear Investor,

        This is a supplement to the prospectuses of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you of a special waiver of the contingent deferred sales charge that usually is charged when investors sell their Fund shares.

        Effective immediately and until September 30, 1999, investors who are non-resident aliens will be able to sell their Fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The Fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A, Class B or Class C shares of the Fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries.

        For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.





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                  PAINEWEBBER BOND FUNDS

                  High Income Fund
                  Investment Grade Income Fund
                  Low Duration U.S. Government Income Fund
                  Strategic Income Fund
                  U.S. Government Income Fund

                  PAINEWEBBER TAX-FREE BOND FUNDS

                  California Tax-Free Income Fund
                  Municipal High Income Fund
                  National Tax-Free Income Fund
                  New York Tax-Free Income Fund

                  PAINEWEBBER ASSET ALLOCATION FUNDS

                  Balanced Fund
                  Tactical Allocation Fund

                  PAINEWEBBER STOCK FUNDS

                  Financial Services Growth Fund
                  Growth Fund
                  Growth and Income Fund
                  Mid Cap Fund
                  Small Cap Fund
                  S&P 500 Index Fund
                  Tax-Managed Equity Fund
                  Utility Income Fund

                  PAINEWEBBER GLOBAL FUNDS

                  Asia Pacific Growth Fund
                  Emerging Markets Equity Fund
                  Global Equity Fund
                  Global Income Fund

                  PAINEWEBBER MONEY MARKET FUND

                  PAINEWEBBER FUNDS OF FUNDS

                  Aggressive Portfolio
                  Moderate Portfolio
                  Conservative Portfolio